EQUITY - Capital Reserves (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Reserves
Capital reserve	R$ 13,867,170	R$ 13,867,170
Compensation for insufficient remuneration (CRC)
Capital Reserves
Capital reserve	6,779,931	6,779,931
Goodwill on the issue of shares
Capital Reserves
Capital reserve	3,384,310	3,384,310
Special - Decree/Law 54,936/1964
Capital Reserves
Capital reserve	387,418	387,418
Monetary adjustment of the opening balance sheet of 1978
Capital Reserves
Capital reserve	309,655	309,655
Compulsory loan monetary adjustment - 1987
Capital Reserves
Capital reserve	2,708,432	2,708,432
Donations and grants - FINOR, FINAM and others
Capital Reserves
Capital reserve	R$ 297,424	R$ 297,424